Leases - Paragraphs (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Leases
Operating lease cost	$ 400,000
Expenses related to non-lease elements	400,000
Lease payments	400,000
Rent expense	$ 400,000
Production facilities
Leases
Number of leases	1
Administrative and research facility
Leases
Number of leases	1
Administrative facility
Leases
Number of leases	1